UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06041

The Central Europe & Russia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS — JULY 31, 2008 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES – 53.6%
	COMMON STOCKS – 52.7%
	BEVERAGES – 0.3%
93,000	Efes Breweries International (GDR)	$2,408,700
	BUILDING PRODUCTS – 0.6%
5,900	Gornozavodsktsement	5,251,000
	COMMERCIAL BANKS – 5.9%
17,500,000	Sberbank	52,150,000
1,000	Sberbank RF (GDR) Reg S	343,936
		52,493,936
	CONSTRUCTION MATERIALS – 1.0%
704,000	LSR Group (GDR) Reg S*	9,152,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
800,000	Comstar United Telesystems (GDR) Reg S	7,040,000
117,100	Rostelecom (ADR)†	8,442,910
300,000	Vimpel Communications (ADR)	7,755,000
		23,237,910
	DIVERSIFIED FINANCIAL SERVICES – 0.1%
52,000	Vostok Nafta Investment (SDR)*	772,672
	ELECTRIC UTILITIES – 0.1%
216,633	OJSC The Fifth Power Generation (GDR)*	1,246,506
	ENERGY EQUIPMENT & SERVICES – 2.9%
628,980	Eurasia Drilling Co. Ltd. (GDR)*	12,900,380
1,165,824	Integra Group Holdings (GDR)*	10,224,276
91,000	TMK (GDR) Reg S	3,003,000
		26,127,656
	FOOD PRODUCTS – 0.6%
50,000	Wimm Bill Dann Foods (ADR)*†	4,894,500
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.0%
106,380	OJSC Territorial Generating (GDR) Reg S*	256,057

Shares	Description	Value(a)
	METALS & MINING – 7.7%
150,000	Evraz Group (GDR) Reg S	$14,400,000
4,650,000	Kuzbassrazrezugol*	3,162,000
180,000	Mechel Steel Group OAO (ADR)†	3,783,600
1,950,000	MMC Norilsk Nickel (ADR)†	42,510,000
580,000	Raspadskaya	4,089,000
3,000	VSMPO-Avisma Corp.	420,000
		68,364,600
	OIL, GAS & CONSUMABLE FUELS – 27.9%
1,400,000	Gazprom	16,772,000
1,500,000	Gazprom (ADR)	73,329,000
761,500	LUKOIL (ADR)	63,737,550
170,000	NovaTek OAO (GDR) Reg S	13,090,000
4,500,000	Rosneft Oil Company (GDR) Reg S	47,925,000
1,500,000	Surgutneftegaz (ADR)†	13,339,500
130,000	Tatneft (GDR) Reg S	15,535,000
875,000	Urals Energy Public Co., Ltd.*	1,741,690
52,000	Vostok Gas Ltd.*	3,618,683
		249,088,423
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.7%
400,000	AFI Development PLC (GDR) Reg S*	2,460,000
628,750	RGI International Ltd.*	3,788,219
		6,248,219
	WIRELESS TELECOMMUNICATIONS SERVICES – 2.3%
120,000	Mobile Telesystems (ADR)	8,614,800
100,000	Mobile Telesystems (GDR) Reg S	7,179,000
175,000	Sistema (GDR) Reg S	4,637,500
		20,431,300
	Total Common Stocks (cost $312,823,150)	469,973,479
	PREFERRED STOCKS – 0.9%
	OIL, GAS & CONSUMABLE FUELS – 0.9%
1,200,000	Surgutneftegaz (ADR)†	4,863,996
2,500	Transneft	3,175,000
	Total Preferred Stocks (cost $11,722,752)	8,038,996
	Total Investments in Russian Securities (cost $324,545,302)	478,012,475

Shares	Description	Value(a)
INVESTMENTS IN POLISH COMMON STOCKS – 22.9%
	COMMERCIAL BANKS – 12.9%
600,000	Bank Pekao	$55,329,481
2,353,000	Powszechna Kasa Oszczednosci Bank Polski	59,987,617
		115,317,098
	CONSTRUCTION & ENGINEERING – 0.3%
97,175	Pol-Aqua*	2,265,042
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.8%
3,000,000	Telekomunikacja Polska	33,477,395
	MEDIA – 0.9%
955,056	TVN	8,477,844
	METALS & MINING – 3.2%
700,000	KGHM Polska Miedz	28,842,325
	OIL, GAS & CONSUMABLE FUELS – 1.8%
560,000	Polski Koncern Naftowy Orlen	10,007,284
149,500	Polski Koncern Naftowy Orlen (GDR) Reg S	5,622,695
		15,629,979
	Total Investments in Polish Common Stocks (cost $125,012,292)	204,009,683
INVESTMENTS IN TURKISH COMMON STOCKS – 8.9%
	AUTOMOBILES – 1.2%
400,000	Ford Otomotiv Sanayi	3,413,793
2,100,000	Tofas Turk Otomobil Fabrikasi	7,603,448
		11,017,241
	BUILDING PRODUCTS – 0.0%
83,908	Trakya Cam Sanayii	112,119
	COMMERCIAL BANKS – 2.3%
5,999,998	Turkiye Garanti Bankasi	20,275,855
	CONSTRUCTION MATERIALS – 0.5%
1,125,000	Akcansa Cimento	4,577,586

Shares	Description	Value(a)
	FOOD & STAPLES RETAILING – 2.1%
300,000	Bim Birlesik Magazalar	$11,314,655
400,000	Migros Turk T.A.S.	7,034,483
		18,349,138
	INDUSTRIAL CONGLOMERATES – 1.0%
799,999	Enka Insaat ve Sanayi	9,379,299
	INSURANCE – 0.6%
2,172,619	Anadolu Hayat Emeklilik	4,944,580
	MEDIA – 0.0%
20,431	Hurriyet Gazetecilik ve Matbaacilik*	36,635
	OIL, GAS & CONSUMABLE FUELS – 0.6%
200,000	Tupras-Turkiye Petrol Rafinerileri	5,474,138
	WIRELESS TELECOMMUNICATIONS SERVICES – 0.6%
683,166	Turkcell Iletisim Hizmetleri	5,241,532
	Total Investments in Turkish Common Stocks (cost $55,088,530)	79,408,123
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 6.0%
	ELECTRIC UTILITIES – 5.1%
550,000	Ceske Energeticke Zavody	45,111,314
	MEDIA – 0.9%
100,000	Central European Media Enterprises*†	8,302,000
	Total Investments in Czech Republic Common Stocks (cost $10,687,283)	53,413,314
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 4.2%
	COMMERCIAL BANKS – 1.3%
250,000	OTP Bank	11,775,848
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.2%
2,000,000	Magyar Telekom Nyrt.	11,090,251

Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS – 0.8%
50,000	MOL Hungarian Oil and Gas Nyrt.	$6,938,112
	PHARMACEUTICALS – 0.9%
30,000	Richter Gedeon Nyrt.	6,898,552
4,300	Richter Gedeon Nyrt. (GDR)	975,240
		7,873,792
	Total Investments in Hungarian Common Stocks (cost $16,617,606)	37,678,003
INVESTMENTS IN DUTCH COMMON STOCKS – 0.6%
	METALS & MINING – 0.6%
178,440	New World Resources (cost $4,672,153)	5,513,325
CLOSED-END INVESTMENT COMPANY – 0.8%
	RUSSIA – 0.8%
2,563,996	RenShares Utilities Limited* (cost $4,077,882)	6,743,309
	Total Investments in Common and Preferred Stocks – 97.0% (cost $540,701,048)	864,778,232

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 3.7%
32,995,035	Daily Assets Institutional Fund, 2.69%(b)(c) (cost $32,995,035)	$32,995,035
	Total Investments – 100.7% (cost $573,696,083)	897,773,267
	Other Assets and Liabilities, Net – (0.7)%	(6,222,242)
	NET ASSETS–100.0%	$891,551,025

*  Non-income producing securities.

†  All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $32,154,076 which is 3.6% of the net assets.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Key

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

SDR – Swedish Depositary Receipt

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 – Quoted Prices	$897,773,267
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$897,773,267

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund's assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation tech nique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 16, 2008